Leases - Chartered out (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Drybulk Vessels
Property Subject To Or Available For Operating Lease [Line Items]
2014	$ 96,281
2015	28,722
2016	11,401
2017	10,715
2018	10,715
2019 and thereafter	20,607
Total minimum revenue, net of commissions	178,441
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2014	100,198
2015	83,118
2016	54,518
2017	13,708
2018	770
2019 and thereafter	0
Total minimum revenue, net of commissions	$ 252,312